Restatement of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement - USD ($)	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability
Additional paid-in capital	5,121,000	5,121,000	5,951,000
Retained earnings (accumulated deficit)	(2,000)	(2,000)	(951,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Other expense – Costs of issuance of warrants
Other expense – Change in value of warrant liability
Total other income (expense)		26,000	79,000
Net income (loss)	$ (119,000)	(121,000)	(951,000)
Net income (loss) per Class B common share (in Dollars per share)	$ (0.03)
Other income – Change in value of warrant liability
Other income – Costs of issuance of warrants
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities
Change in fair value of warrant liability
As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	163,128,000	$ 163,128,000	$ 162,293,000
As Previously Reported [Member] | Class B Common Stock [Member]
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Net income (loss) per Class B common share (in Dollars per share)		$ (0.03)	$ (0.24)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	10,948,000	$ 10,948,000	$ 10,948,000
Additional paid-in capital	390,000	390,000	390,000
Retained earnings (accumulated deficit)	(390,000)	(390,000)	(390,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Other expense – Costs of issuance of warrants			(390,000)
Other expense – Change in value of warrant liability	1,480,000		(10,571,000)
Total other income (expense)		1,190,000	(390,000)
Net income (loss)	$ 1,090,000	1,480,000	(390,000)
Net income (loss) per Class B common share (in Dollars per share)	$ 0.26
Other income – Change in value of warrant liability		1,480,000
Other income – Costs of issuance of warrants		(390,000)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	$ (390,000)		(390,000)
Change in fair value of warrant liability	(1,480,000)		(10,571,000)
Adjustments [Member] | Class A Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	9,468,000	$ 9,468,000	$ (10,948,000)
Adjustments [Member] | Class B Common Stock [Member]
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Net income (loss) per Class B common share (in Dollars per share)		$ 0.37	$ (2.73)
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	9,468,000	$ 9,468,000	$ 21,519,000
Additional paid-in capital	4,031,000	4,031,000	16,912,000
Retained earnings (accumulated deficit)	969,000	969,000	(11,912,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Other expense – Costs of issuance of warrants			(390,000)
Other expense – Change in value of warrant liability	1,480,000		(10,571,000)
Total other income (expense)		1,116,000	(10,882,000)
Net income (loss)	$ 971,000	969,000	(11,912,000)
Net income (loss) per Class B common share (in Dollars per share)	$ 0.23
Other income – Change in value of warrant liability		1,480,000
Other income – Costs of issuance of warrants		(390,000)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	$ (390,000)		(390,000)
Change in fair value of warrant liability	(1,480,000)		(10,571,000)
Restated [Member] | Class A Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 153,660,000	$ 153,660,000	$ 140,774,000
Restated [Member] | Class B Common Stock [Member]
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Net income (loss) per Class B common share (in Dollars per share)		$ 0.34	$ (2.97)